Consolidated Balance Sheets - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Series A Convertible Preferred Stock [Member]
Stockholders’ equity:
Initial carrying value of preferred stock	$ 0	$ 60,586
Cash and cash equivalents	1,101,651	2,513,861
Grant funds receivable	79,341	140,909
Prepaid expenses and other current assets	44,503	43,569
Total current assets	1,225,495	2,698,339
Property and equipment, net	96,693	120,227
Other assets	11,010	21,010
Total assets	1,333,198	2,839,576
Accounts payable	55,616	155,943
Accrued expenses	52,490	96,406
Amounts payable to Emory University (a related party) (Note 12)	78,917	60,000
Total current liabilities	$ 187,023	$ 312,349
Commitments (Note 6)
Initial carrying value of preferred stock	$ 76,095	$ 1,255,569
Issued and outstanding shares – 31,950,813 and 23,765,180 at December 31, 2014 and 2013, respectively	31,951	23,765
Additional paid-in capital	30,823,769	28,239,392
Accumulated deficit	(29,785,640)	(27,052,085)
Total stockholders’ equity	1,146,175	2,527,227
Total liabilities and stockholders’ equity	$ 1,333,198	$ 2,839,576